Equity and Partners' Capital	12 Months Ended
Dec. 31, 2018
Partners' Capital Notes [Abstract]
Equity and Partners' Capital
5. EQUITY AND PARTNERS’ CAPITAL

Equity offerings. In July 2017, the Partnership filed a registration statement with the SEC for the issuance of up to an aggregate of $500.0 million of common units pursuant to a new continuous offering program that has not yet been initiated (the “$500.0 million COP”). Upon the consummation of the Merger (see Note 15), the Partnership will terminate the registration statement relating to the $500.0 million COP and, therefore, common units will no longer be available for issuance thereunder.

Class C units. In November 2014, the Partnership issued 10,913,853 Class C units to APC Midstream Holdings, LLC (“AMH”), pursuant to a Unit Purchase Agreement with Anadarko and AMH. The Class C units were issued to partially fund the acquisition of DBM.
When issued, the Class C units were scheduled to convert into common units on a one-for-one basis on December 31, 2017, and in February 2017, Anadarko elected to extend the conversion date of the Class C units to March 1, 2020. All outstanding Class C units will convert into the Partnership’s common units on a one-for-one basis immediately prior to the closing of the Merger, if consummated. If the Merger is not consummated, the conversion will occur on March 1, 2020, unless the Partnership elects to convert such units earlier or Anadarko extends the conversion date (see Note 15).
The Class C units were issued at a discount to the then-current market price of the common units into which they are convertible. This discount, totaling $34.8 million, represents a beneficial conversion feature, and at issuance, was reflected as an increase in common unitholders’ capital and a decrease in Class C unitholder capital to reflect the fair value of the Class C units at issuance. The beneficial conversion feature is considered a non-cash distribution that is recognized from the date of issuance through the date of conversion, resulting in an increase in Class C unitholder capital and a decrease in common unitholders’ capital as amortized. The beneficial conversion feature is amortized assuming the extended conversion date of March 1, 2020, using the effective yield method. The impact of the beneficial conversion feature amortization is included in the calculation of earnings per unit.

Series A Preferred units. In 2016, the Partnership issued 21,922,831 Series A Preferred units to private investors, generating proceeds of $686.9 million (net of fees and expenses, but including a 2.0% transaction fee paid to the private investors). The Series A Preferred units were issued at a discount to the then-current market price of the common units into which they were convertible. This discount, totaling $93.4 million, represented a beneficial conversion feature, and at issuance, was reflected as an increase in common unitholders’ capital and a decrease in Series A Preferred unitholders’ capital to reflect the fair value of the Series A Preferred units on the date of issuance. The beneficial conversion feature was considered a non-cash distribution that was recognized from the date of issuance through the date of conversion, resulting in an increase in Series A Preferred unitholders’ capital and a decrease in common unitholders’ capital as amortized. The beneficial conversion feature was amortized using the effective yield method. The impact of the beneficial conversion feature amortization is also included in the calculation of earnings per unit. For the year ended December 31, 2017, the amortization for the beneficial conversion feature of the Series A Preferred units was $62.3 million.
Pursuant to an agreement between the Partnership and the holders of the Series A Preferred units, 50% of the Series A Preferred units converted into common units on a one-for-one basis on March 1, 2017, and all remaining Series A Preferred units converted into common units on a one-for-one basis on May 2, 2017.

5. EQUITY AND PARTNERS’ CAPITAL (CONTINUED)

Partnership interests. As of December 31, 2018, the Partnership’s common units were listed on the New York Stock Exchange under the symbol “WES.”
The following table summarizes the Partnership’s units issued during the years ended December 31, 2018 and 2017:

	Common Units	Class C Units	Series A Preferred Units	General Partner Units	Total
Balance at December 31, 2016	130,671,970	12,358,123	21,922,831	2,583,068	167,535,992
PIK Class C units	—	885,760	—	—	885,760
Conversion of Series A Preferred units	21,922,831	—	(21,922,831)	—	—
Long-Term Incentive Plan award vestings	7,304	—	—	—	7,304
Balance at December 31, 2017	152,602,105	13,243,883	—	2,583,068	168,429,056
PIK Class C units	—	1,128,782	—	—	1,128,782
Long-Term Incentive Plan award vestings	7,180	—	—	—	7,180
Balance at December 31, 2018	152,609,285	14,372,665	—	2,583,068	169,565,018

Holdings of Partnership equity. As of December 31, 2018, WGP held 50,132,046 common units, representing a 29.6% limited partner interest in the Partnership, and, through its ownership of the general partner, WGP indirectly held 2,583,068 general partner units, representing a 1.5% general partner interest in the Partnership, and 100% of the IDRs. As of December 31, 2018, (i) other subsidiaries of Anadarko collectively held 2,011,380 common units and 14,372,665 Class C units, representing an aggregate 9.7% limited partner interest in the Partnership and (ii) the public held 100,465,859 common units, representing the remaining 59.2% limited partner interest in the Partnership.

Net income (loss) per common unit. Net income (loss) attributable to the Partnership assets acquired from Anadarko for periods prior to the Partnership’s acquisition of the Partnership assets is not allocated to the unitholders for purposes of calculating net income (loss) per common unit. Net income (loss) attributable to Western Gas Partners, LP earned on and subsequent to the date of acquisition of the Partnership assets is allocated as follows:

General partner. The general partner’s allocation is equal to cash distributions plus its portion of undistributed earnings or losses. Specifically, net income equal to the amount of available cash (as defined by the partnership agreement) is allocated to the general partner consistent with actual cash distributions and capital account allocations, including incentive distributions. Undistributed earnings (net income in excess of distributions) or undistributed losses (available cash in excess of net income) are then allocated to the general partner in accordance with its weighted-average ownership percentage during each period.

Series A Preferred unitholders. The Series A Preferred units were not considered a participating security as they only had distribution rights up to the specified per-unit quarterly distribution and had no rights to the Partnership’s undistributed earnings and losses. As such, the Series A Preferred unitholders’ allocation was equal to their cash distribution plus the amortization of the Series A Preferred units beneficial conversion feature (see Series A Preferred units above).

5. EQUITY AND PARTNERS’ CAPITAL (CONTINUED)

Common and Class C unitholders. The Class C units are considered a participating security because they participate in distributions with common units according to a predetermined formula (see Note 4). The common and Class C unitholders’ allocation is equal to their cash distributions plus their respective allocations of undistributed earnings or losses. Specifically, net income equal to the amount of available cash (as defined by the partnership agreement) is allocated to the common and Class C unitholders consistent with actual cash distributions and capital account allocations. Undistributed earnings or undistributed losses are then allocated to the common and Class C unitholders in accordance with their respective weighted-average ownership percentages during each period. The common unitholder allocation also includes the impact of the amortization of the Series A Preferred units and Class C units beneficial conversion features. The Class C unitholder allocation is similarly impacted by the amortization of the Class C units beneficial conversion feature (see Class C units above).

Calculation of net income (loss) per unit. Basic net income (loss) per common unit is calculated by dividing the net income (loss) attributable to common unitholders by the weighted-average number of common units outstanding during the period. The common units issued in connection with acquisitions and equity offerings are included on a weighted-average basis for periods they were outstanding. Diluted net income (loss) per common unit is calculated by dividing the sum of (i) the net income (loss) attributable to common units adjusted for distributions on the Series A Preferred units and a reallocation of the common and Class C limited partners’ interest in net income (loss) assuming, prior to the actual conversion, conversion of the Series A Preferred units into common units, and (ii) the net income (loss) attributable to the Class C units as a participating security, by the sum of the weighted-average number of common units outstanding plus the dilutive effect of (i) the weighted-average number of outstanding Class C units and (ii) the weighted-average number of common units outstanding assuming, prior to the actual conversion, conversion of the Series A Preferred units.
The following table illustrates the Partnership’s calculation of net income (loss) per common unit:

	Year Ended December 31,
thousands except per-unit amounts	2018	2017	2016
Net income (loss) attributable to Western Gas Partners, LP	$627,917	$731,666	$652,637
Pre-acquisition net (income) loss allocated to Anadarko	(182,142)	(164,183)	(72,632)
Series A Preferred units interest in net (income) loss (1)	—	(42,373)	(76,893)
General partner interest in net (income) loss	(346,538)	(303,835)	(236,561)
Common and Class C limited partners’ interest in net income (loss)	$99,237	$221,275	$266,551
Net income (loss) allocable to common units (1)	$84,334	$192,066	$226,611
Net income (loss) allocable to Class C units (1)	14,903	29,209	39,940
Common and Class C limited partners’ interest in net income (loss)	$99,237	$221,275	$266,551
Net income (loss) per unit
Common units – basic and diluted (2)	$0.55	$1.30	$1.74
Weighted-average units outstanding
Common units – basic and diluted	152,606	147,194	130,253
Excluded due to anti-dilutive effect:
Class C units (2)	13,795	12,776	11,945
Series A Preferred units assuming conversion to common units (2)	—	5,406	16,860

(1)	Adjusted to reflect amortization of the beneficial conversion features.

(2)
The impact of Class C units would be anti-dilutive for all periods presented and the conversion of Series A Preferred units would be anti-dilutive for the years ended December 31, 2017 and 2016. On March 1, 2017, 50% of the outstanding Series A Preferred units converted into common units on a one-for-one basis, and on May 2, 2017, all remaining Series A Preferred units converted into common units on a one-for-one basis.